Convertible bonds (Tables)	6 Months Ended
Jun. 30, 2024
Convertible Bonds
Schedule of Bonds payable

	December 31, 2023	June 30, 2024	June 30, 2024
	RMB	RMB	USD
	(Audited)	(Unaudited)	(Unaudited)
Investors	-	33,546,560	4,707,100